Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables [Text Block]

9. Trade and other receivables

	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	$169,806	$84,096
Statutory receivables	27,215	25,544
Other receivables	6,408	3,542
	203,429	113,182
Non-current
Taxes receivable	12,157	13,329
	$215,586	$126,511

The increase in trade receivables during the year ended December 31, 2023, primarily relates to three shipments, representing approximately 30,000 tonnes of copper, which occurred late in the fiscal year and received revenue recognition but for which timing of cash receipts occur in 2024 along with the additional receivables related to Copper Mountain.